SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 95.6%
	Alabama — 3.9%
	Alabama State University (AG), 5.00% due 9/1/2035	$ 600,000	$ 679,089
[a]	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series E, 5.00% due 5/1/2053 (put 6/1/2028)	1,750,000	1,819,967
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,060,151
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	13,240,000	13,967,048
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada),
	Series B,
	5.00% due 12/1/2030	1,750,000	1,860,519
[a]	5.25% due 12/1/2053 (put 12/1/2030)	4,000,000	4,298,408
[a]	Series D1, 4.00% due 7/1/2052 (put 6/1/2027)	12,000,000	12,121,200
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.375% due 8/1/2037 (put 2/2/2026)	4,000,000	3,999,888
	City of Gadsden (BAM) GO, Series A, 5.00% due 10/1/2035	275,000	317,426
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series C, 3.78% due 6/1/2034 (put 6/16/2026)	2,000,000	2,005,650
	County of Jefferson, 5.00% due 9/15/2032 - 9/15/2035	7,375,000	7,534,009
	Energy Southeast A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 11/1/2035	5,000,000	5,301,780
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B-1, 5.75% due 4/1/2054 (put 11/1/2031)	7,000,000	7,726,418
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.25% due 10/1/2034	260,000	279,175
	Jacksonville Public Educational Building Authority (Jacksonville State University) (BAM), Series A, 5.00% due 8/1/2033 - 8/1/2035	3,150,000	3,582,593
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series B-1, 5.00% due 5/1/2053 (put 8/1/2028)	5,000,000	5,191,015
	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group),
[a]	Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,729,670
	Series H, 5.00% due 11/1/2035	2,000,000	2,142,448
	UAB Medicine Finance Authority (UAB Medicine Obligated Group),
	Series B, 5.00% due 9/1/2035	1,000,000	1,063,977
	Series B2, 5.00% due 9/1/2030	560,000	571,785
	Arizona — 1.8%
[a]	Arizona (Ironwood Ranch Apartments LP) IDA, 5.00% due 2/1/2058 (put 9/1/2026)	3,200,000	3,244,314
[a]	Arizona (TWG Glendale LP) IDA, 5.00% due 3/1/2045 (put 9/1/2026)	1,215,000	1,223,443
[a]	Arizona HFA, Series B, 3.57% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	3,235,000	3,205,587
[a]	Chandler (Intel Corp.) IDA, 3.80% due 12/1/2035 (put 6/15/2028)	7,500,000	7,600,230
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	4,840,000	4,902,615
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2035	485,000	493,549
	Maricopa County (Banner Health Obligated Group) IDA,
	Series A, 5.00% due 1/1/2031 - 1/1/2035	3,190,000	3,243,436
[a]	Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	12,960,000	14,020,789
	California — 5.5%
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 3.73% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	4,000,000	3,962,480
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,168,946
	California (Providence St. Joseph Health Obligated Group) HFFA,
	Series A, 4.00% due 10/1/2034	1,575,000	1,584,598
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	1,000,000	1,026,988
[a]	Series C, 5.25% due 10/1/2050 (put 10/1/2035)	2,170,000	2,577,381
[a]	California Community Choice Financing Authority (Guaranty: American General Life) (Green Bond), Series C, 5.00% due 12/1/2055 (put 10/1/2033)	2,000,000	2,109,664
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	16,955,000	17,992,070
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	13,175,000	13,352,876
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	8,285,000	8,776,864
	California Municipal Finance Authority (Alexander Napa LP) (FNMA), Series A, 3.60% due 11/1/2034	2,000,000	2,039,714
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,905,000	3,026,048
[a]	California Municipal Finance Authority (Republic Services, Inc.) AMT, Series A, 3.45% due 7/1/2041 (put 4/1/2026)	1,000,000	996,780
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
	Series A,
[a]	3.45% due 10/1/2041 (put 10/2/2028)	1,000,000	1,000,117
[a]	3.45% due 12/1/2044 (put 12/1/2026)	2,000,000	2,002,126
[a]	3.45% due 10/1/2045 - 11/1/2046 (put 3/2/2026)	3,250,000	3,248,621
[a]	Series B, 3.85% due 11/1/2041 (put 6/1/2026)	1,000,000	1,000,420
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, Series A2, 3.45% due 11/1/2042 (put 1/15/2026)	4,000,000	3,998,800
	California Statewide Communities Development Authority (CHF-Irvine LLC), Series A, 5.00% due 5/15/2027	500,000	512,366
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2034 - 5/15/2035	6,000,000	6,915,244
	City of Los Angeles Department of Airports AMT,
	Series A, 5.00% due 5/15/2035	2,850,000	3,113,208
	Series C, 5.00% due 5/15/2034	1,225,000	1,266,972
	Series D, 5.00% due 5/15/2035	2,000,000	2,108,404

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	$ 2,450,000	$ 2,461,922
	Los Angeles Department of Water & Power, Series B, 5.00% due 7/1/2033	1,050,000	1,067,185
	Oakland (County of Alameda Educational Facilities) (AG) USD GO, Series A, 4.00% due 8/1/2035	1,500,000	1,525,524
	Riverside County Public Financing Authority (Redevelopment Project Area No. 1) (AG), Series A, 5.00% due 10/1/2033 - 10/1/2034	1,600,000	1,887,714
	San Diego County Regional Airport Authority AMT, Series B, 5.00% due 7/1/2028	1,000,000	1,029,384
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2034 - 5/1/2035	10,750,000	12,127,619
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,000,000	1,001,251
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2027	350,000	363,427
	State of California GO,
	4.00% due 8/1/2033 - 9/1/2034	3,500,000	3,524,268
	5.00% due 8/1/2035 - 11/1/2035	4,000,000	4,091,334
	Tustin (Community Facilities) (BAM) USD, Series A, 5.00% due 9/1/2033	1,500,000	1,502,419
	University of California, Series AV, 5.00% due 5/15/2035	1,000,000	1,027,233
	Colorado — 2.8%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	3,500,000	3,504,841
	Boulder Valley School District No. Re-2 Boulder (State Aid Withholding) GO, Series A, 5.00% due 12/1/2035	1,500,000	1,535,184
	City & County of Denver Airport System Revenue AMT,
	Series A,
	4.00% due 12/1/2033	3,500,000	3,537,055
	5.00% due 12/1/2034 - 12/1/2035	3,285,000	3,409,621
	Colorado (AdventHealth Obligated Group) HFA,
[a]	Series A, 5.00% due 11/15/2059 (put 11/15/2031)	2,750,000	3,086,930
[a]	Series A-2, 5.00% due 11/15/2057 (put 11/15/2033)	3,260,000	3,665,577
[a]	Series B, 5.00% due 11/15/2049 (put 11/19/2026)	7,000,000	7,130,732
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2029 - 11/1/2032	4,550,000	4,955,486
	Series A, 5.00% due 12/1/2034	4,000,000	4,539,228
	Series A-2, 5.00% due 8/1/2031	850,000	900,459
[a]	Series B-2, 5.00% due 8/1/2049 (put 8/1/2026)	5,475,000	5,484,017
	Colorado (Frasier Meadows Manor, Inc. Obligated Group) HFA, Series A, 5.00% due 5/15/2035 - 5/15/2036	1,250,000	1,353,354
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,590,000	1,612,624
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,015,531
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 1/15/2030 - 7/15/2032	2,690,000	2,913,793
	STC Metropolitan District No. 2 (AG) GO, Series A, 5.00% due 12/1/2033 - 12/1/2035	10,505,000	11,595,964
	Connecticut — 2.3%
	City of New Haven (AG) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,565,963
	City of New Haven (BAM) GO, 5.00% due 8/1/2032 - 8/1/2033	1,100,000	1,246,597
	Connecticut Housing Finance Authority (Green Bond),
[a]	Series D2, 3.85% due 11/15/2064 (put 5/15/2027)	7,655,000	7,656,018
	Series F-1,
	3.95% due 5/15/2034	2,460,000	2,531,817
	4.05% due 5/15/2035	2,710,000	2,789,208
	New Canaan Housing Authority (HANC Lakeview LLC) (FNMA), Series A, 4.00% due 12/1/2034	5,508,000	5,648,327
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	8,615,000	8,688,899
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2029	1,100,000	1,131,785
	Series C, 5.00% due 6/15/2027	4,860,000	5,033,293
	Series D, 4.00% due 8/15/2029	2,325,000	2,341,707
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes) (BAM), Series A, 5.00% due 9/1/2031	10,600,000	10,734,896
	Delaware — 0.4%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031 - 6/1/2034	3,400,000	3,502,443
[a]	Delaware State (NRG Energy, Inc.) EDA, Series B, 4.00% due 10/1/2040 (put 10/1/2035)	2,500,000	2,500,127
	Delaware State Housing Authority (FHLMC, FNMA, GNMA),
	Series B,
	4.00% due 7/1/2031	650,000	678,818
	4.35% due 7/1/2034	550,000	583,056
	4.40% due 7/1/2035	1,040,000	1,098,860
	District of Columbia — 0.9%
[a]	District of Columbia Housing Finance Agency (Barry Farm Building 1A LLC), 5.00% due 12/1/2028 (put 12/1/2027)	3,750,000	3,887,107
[a]	District of Columbia Housing Finance Agency (BCP II LLC), Series B, 5.00% due 3/1/2029 (put 2/1/2028)	2,000,000	2,072,662
[a]	District of Columbia Housing Finance Agency (ECD Edgewood Commons 5 LP) (FHA, HUD), 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,001,942
[a]	District of Columbia Housing Finance Agency (Wesley Hawaii LLC), 3.65% due 7/1/2028 (put 7/1/2027)	3,705,000	3,729,609
	Metropolitan Washington Airports Authority Aviation Revenue AMT,
	5.00% due 10/1/2034	2,000,000	2,039,708

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A, 5.00% due 10/1/2033 - 10/1/2035	$ 5,105,000	$ 5,715,132
	Florida — 4.0%
	Alachua County (Oak Hammock at the University of Florida Obligated Group) HFA, Series B-1, 4.00% due 10/1/2030	735,000	736,172
	Broward County School Board COP, Series A, 5.00% due 7/1/2030	2,345,000	2,364,201
	Capital Trust Authority (Shands Teaching Hospital & Clinics Obligated Group) (AG), Series A, 5.00% due 12/1/2035	2,000,000	2,315,940
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series B-1, 4.625% due 1/1/2030	750,000	750,828
	County of Broward Airport System Revenue AMT, Series A, 5.00% due 10/1/2032	1,500,000	1,584,198
	County of Broward Port Facilities Revenue AMT, Series B, 5.00% due 9/1/2034 - 9/1/2035	2,925,000	3,052,720
	County of Lee Airport Revenue, 5.00% due 10/1/2033	3,305,000	3,311,157
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2034 - 10/1/2035	10,195,000	11,349,019
	County of Miami-Dade Transit System, 4.00% due 7/1/2035	2,950,000	3,027,609
[a]	County of Okeechobee (Waste Management, Inc.), Series A, 3.80% due 7/1/2039 (put 7/2/2029)	4,000,000	3,933,668
	Duval County Public Schools (AG) COP, Series A, 5.00% due 7/1/2030 - 7/1/2033	3,640,000	3,973,450
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2026 - 6/15/2027	555,000	562,878
[a]	Florida Development Finance Corp. (Waste Management, Inc.) AMT, Series A, 3.40% due 9/1/2050 (put 9/1/2028)	1,500,000	1,483,782
[a]	Florida Housing Finance Corp. (Hermosa NFTM 41 II Ltd.), Series L, 3.50% due 7/1/2058 (put 7/1/2027)	1,230,000	1,240,831
[a]	Florida Housing Finance Corp. (Southward Village Phase 2 LP), Series T, 3.20% due 12/1/2044 (put 12/1/2028)	3,000,000	3,025,497
[a]	Florida Housing Finance Corp. (Vineland Family Apartments Ltd.), Series E, 3.80% due 6/1/2042 (put 6/1/2027)	5,280,000	5,291,505
	Greater Orlando Aviation Authority (United Airlines, Inc.) AMT, 5.25% due 11/1/2035	1,500,000	1,599,821
	JEA Electric System Revenue, Series III-B, 5.00% due 10/1/2031	2,110,000	2,176,343
	JEA Water & Sewer System Revenue, Series A, 4.00% due 10/1/2035	3,655,000	3,729,332
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,500,000	1,509,236
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035	1,020,000	1,045,813
[a]	Miami-Dade County (Waste Management, Inc.) IDA AMT, 3.45% due 11/1/2041 (put 11/2/2026)	4,000,000	3,994,852
	Miami-Dade County Transit System, 4.00% due 7/1/2034	3,425,000	3,440,971
	Orange County School Board COP, Series C, 5.00% due 8/1/2033 (pre-refunded 8/1/2026)	2,000,000	2,028,372
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2033 - 11/1/2036	4,255,000	4,607,164
	Series A, 5.00% due 11/1/2028 - 11/1/2031	1,415,000	1,500,061
[a]	Polk County Housing Finance Authority (Episcopal Catholic Apartments Owner LLLP) (HUD), 4.15% due 12/1/2040 (put 6/1/2026)	2,000,000	2,005,104
	School Board of Miami-Dade County COP, Series C, 5.00% due 2/1/2033	5,220,000	5,225,121
	Southeast Overtown Park West Community Redevelopment Agency (AG), Series A, 5.00% due 3/1/2036	2,300,000	2,617,257
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	414,228
	Volusia County School Board (BAM) COP, Series A, 5.00% due 8/1/2032	950,000	951,662
	Georgia — 9.2%
[a]	Atlanta Urban Residential Finance Authority (Trinity Flats Redevelopment LP) (FHA, GNMA), 3.20% due 2/1/2030 (put 2/1/2029)	4,625,000	4,626,915
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	3,060,000	3,109,260
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series D, 4.00% due 7/1/2035 - 7/1/2036	9,975,000	10,075,108
	City of Atlanta Department of Aviation (Green Bond) AMT, Series B-1, 5.00% due 7/1/2036	1,000,000	1,110,585
	Development Authority of Burke County (Georgia Power Co.),
[a]	Series 1994, 3.80% due 10/1/2032 (put 5/21/2026)	2,100,000	2,103,242
	Series 1995, 2.20% due 10/1/2032	1,225,000	1,096,883
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	2,000,000	2,029,656
[a]	Development Authority of Monroe County (Georgia Power Co.), Series 1, 3.875% due 6/1/2042 (put 3/6/2026)	2,075,000	2,076,924
	Forsyth County School District GO, 5.00% due 2/1/2035	1,000,000	1,039,844
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 4.00% due 9/1/2052 (put 12/1/2029)	29,500,000	29,900,964
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	11,500,000	12,171,761
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	3,160,000	3,196,925
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	41,030,000	43,248,697
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2028	2,350,000	2,448,272
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	12,645,000	12,782,957
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	26,675,000	28,134,176
[a]	5.00% due 12/1/2054 (put 3/1/2032)	5,000,000	5,381,215
[a]	Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,590,331
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	25,250,000	26,971,671
[a]	Savannah (International Paper Co.) EDA, Series A, 3.45% due 11/1/2033 (put 10/1/2031)	830,000	840,061
	State of Georgia GO, Series A, 4.00% due 2/1/2033	500,000	500,401
	Hawaii — 0.0%
[a]	City & County of Honolulu (Komohale Maunakea Venture LP) (HUD), 5.00% due 6/1/2027 (put 6/1/2026)	1,000,000	1,007,312
	Idaho — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Idaho Housing & Finance Association (FHLMC, FNMA, GNMA), Series C, 4.45% due 1/1/2036	$ 2,155,000	$ 2,243,357
	Illinois — 8.3%
	Boone McHenry & Dekalb Counties Community Unit School District 100 (AG) GO, Series A, 5.00% due 1/1/2032 - 1/1/2035	2,370,000	2,691,980
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034	2,000,000	2,030,636
	Chicago O’Hare International Airport AMT, Series C, 5.00% due 1/1/2027	1,500,000	1,529,613
	Chicago Park District GO,
	Series A, 5.00% due 1/1/2033	935,000	1,053,095
	Series C, 4.00% due 1/1/2036	1,000,000	1,014,390
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.00% due 1/1/2031	1,000,000	1,085,765
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	500,468
	City of Chicago (Wastewater Transmission System) (AG), Series B, 5.00% due 1/1/2034	1,375,000	1,393,250
	City of Chicago (Water System), 5.00% due 11/1/2027	1,250,000	1,269,056
	City of Chicago GO, Series B, 5.00% due 1/1/2035	2,145,000	2,277,419
	City of Chicago Wastewater Transmission Revenue, Series B, 5.00% due 1/1/2033	2,710,000	2,748,024
	City of Chicago Waterworks Revenue,
	5.00% due 11/1/2028	1,250,000	1,270,510
	Series A-1, 5.00% due 11/1/2030	1,495,000	1,514,299
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.00% due 12/15/2032	1,000,000	1,122,836
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond),
	Series K,
	4.60% due 4/1/2031	1,700,000	1,821,625
	4.65% due 10/1/2031	1,700,000	1,832,335
	4.70% due 4/1/2032	1,980,000	2,145,591
	4.75% due 10/1/2032	1,650,000	1,796,573
	4.80% due 4/1/2033	1,000,000	1,089,523
[a]	Illinois (South Shore HHDC LIHTC LLC) (HUD) HDA, 5.00% due 2/1/2027 (put 2/1/2026)	1,000,000	1,001,145
[a]	Illinois (Waste Management, Inc.; Guaranty: Waste Management Holdings) DFA AMT, Series A, 3.45% due 11/1/2044 (put 11/2/2026)	2,000,000	2,037,822
[a]	Illinois Finance Authority, Series 2020-REMK, 3.875% due 5/1/2040 (put 9/1/2028)	2,500,000	2,500,465
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	5.00% due 2/15/2029 - 2/15/2033	1,695,000	1,724,914
	5.00% due 2/15/2033 (pre-refunded 2/15/2027)	205,000	210,595
[a]	Illinois Finance Authority (Carle Foundation Obligated Group), Series B, 5.00% due 8/15/2053 (put 8/15/2031)	525,000	570,297
	Illinois Finance Authority (Moorings of Arlington Heights LLC Obligated Group), Series A, 5.00% due 11/1/2036	1,500,000	1,610,060
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	889,517
	Illinois Finance Authority (Peoples Gas Light & Coke Co.), 3.90% due 3/1/2030	5,000,000	5,002,015
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	710,034
	Illinois State Toll Highway Authority,
	Series A, 5.00% due 12/1/2031	3,000,000	3,003,840
	Series B, 5.00% due 1/1/2031 - 1/1/2033	1,950,000	1,953,166
	Series C, 5.00% due 1/1/2029	1,500,000	1,502,420
	Illinois State University (AG) COP, 5.00% due 4/1/2034	2,050,000	2,386,093
[a]	Knox Warren Etc Counties Community College District No. 518 Carl Sandburg GO, 3.375% due 12/1/2035	1,000,000	1,000,569
	Madison-Macoupin Etc Counties Community College District No. 536 (AG) GO, Series A, 5.00% due 11/1/2032	1,620,000	1,637,624
	Marshall Putnam & Bureau Counties Community Unit School District No. 5 Henry (BAM) GO, 5.00% due 12/1/2033 - 12/1/2035	685,000	771,076
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2027 - 12/15/2028	6,000,000	6,210,298
	Metropolitan Water Reclamation District of Greater Chicago GO, Series B, 5.00% due 12/1/2031	775,000	787,766
	Peoria Tazewell Etc Counties Community College District No. 514 GO, Series B, 6.25% due 12/1/2027 - 12/1/2028	5,000,000	5,425,134
	Rock Island County School District No. 41 Milan (AG) GO, Series A, 5.00% due 1/1/2033 - 1/1/2034	555,000	628,572
	Sales Tax Securitization Corp.,
	Series A, 5.00% due 1/1/2028 - 1/1/2029	6,445,000	6,715,035
	Series C, 5.25% due 1/1/2035	3,000,000	3,162,441
	Sangamon County School District No. 186 Springfield (AG) GO,
	4.00% due 2/1/2035	2,160,000	2,238,829
	Series B, 5.00% due 2/1/2030	1,570,000	1,690,705
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2028 - 4/1/2032	3,575,000	3,891,172
	Southwestern Illinois Community College District No. 522 GO, Series D, 5.00% due 12/1/2035	1,500,000	1,722,495
	State of Illinois GO,
	4.00% due 6/1/2032 - 6/1/2033	3,400,000	3,407,921
	5.00% due 11/1/2034	1,500,000	1,516,793
	5.50% due 5/1/2030	1,050,000	1,127,720
	Series A, 5.00% due 3/1/2031 - 3/1/2032	8,170,000	9,005,878
	Series B,
	4.00% due 10/1/2033 - 11/1/2034	5,430,000	5,556,639
	5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,734,936

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series D, 5.00% due 11/1/2027 - 11/1/2028	$35,470,000	$ 36,800,735
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	20,694,160
	State of Illinois Sales Tax Revenue (BAM), Series A, 5.00% due 6/15/2031	1,200,000	1,251,085
	State of Illinois Sales Tax Revenue (BAM, NPFG), Series 1st, 6.00% due 6/15/2026	235,000	238,463
	Yorkville-Bristol Sanitation District (BAM) (Green Bond) GO, 5.00% due 12/15/2033 - 12/15/2035	1,110,000	1,239,736
	Indiana — 2.1%
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2027	6,865,000	7,133,284
[a]	City of Rockport (Indiana Michigan Power Co.), Series A, 3.70% due 6/1/2047 (put 6/1/2029)	1,000,000	1,019,324
	Clark-Pleasant Community School Building Corp. (State Intercept), 5.00% due 7/15/2033	955,000	1,057,273
	Indiana Finance Authority (Indiana Department of Transportation), Series C, 5.00% due 6/1/2027	1,120,000	1,143,276
	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group),
[a]	Series B-2, 5.00% due 10/1/2060 (put 7/1/2030)	13,395,000	14,495,480
[a]	Series D, 5.00% due 10/1/2057 (put 10/1/2035)	4,000,000	4,526,956
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.45% due 5/1/2028 (put 3/2/2026)	2,750,000	2,750,341
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), 4.125% due 5/15/2032	3,200,000	3,203,046
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.00% due 1/15/2031	500,000	546,675
	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	300,000	314,847
	Warsaw Community Schools (State Intercept) GO, 5.00% due 1/15/2026	1,970,000	1,971,237
	West Lafayette Redevelopment Authority (City of West Lafayette Redevelopment Commission), 5.00% due 2/1/2035 - 2/1/2036	4,970,000	5,569,704
	Iowa — 2.0%
	Clinton Community School District/IA Infrastructure Sales Services & Use Tax (AG), 5.00% due 7/1/2032 - 7/1/2033	3,050,000	3,396,007
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series A, 4.00% due 5/15/2029	1,000,000	998,765
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.00% due 12/1/2033 - 12/1/2035	1,910,000	2,144,776
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	34,720,000	35,034,702
	Kansas — 0.4%
[a]	City of Burlington (Evergy Metro, Inc.), 4.30% due 3/1/2045 (put 6/1/2026)	7,760,000	7,778,368
[a]	Kansas (Terrace Pointe LP) DFA, Series K-2, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,035,023
	Kentucky — 2.8%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	5,023,555
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	2,350,000	2,398,720
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	18,690,000	18,874,900
[a]	5.25% due 4/1/2054 (put 2/1/2032)	9,000,000	9,689,013
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	Series A, 5.00% due 10/1/2027 - 10/1/2033	7,220,000	7,307,848
[a]	Series C, 5.00% due 10/1/2047 (put 10/1/2026)	8,500,000	8,618,839
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	6,575,000	7,032,055
	Louisiana — 0.7%
	City of Shreveport (AG) GO, Series A, 5.00% due 3/1/2031 - 3/1/2032	2,000,000	2,183,858
	City of Shreveport (Water & Sewer System) (BAM), Series C, 5.00% due 12/1/2029	1,500,000	1,568,386
	Lake Charles Harbor & Terminal District AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	2,270,000	2,534,928
[a]	Louisiana Housing Corp. (NSAEB 603 LLC) (FHA), 3.15% due 4/1/2030 (put 4/1/2029)	1,000,000	1,000,239
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	2,000,000	2,028,084
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 5.00% due 6/15/2035	3,620,000	3,768,279
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2031	875,000	945,065
	Maine — 0.0%
	Maine Governmental Facilities Authority (State of Maine), Series A, 5.00% due 10/1/2035	500,000	582,883
	Maryland — 0.6%
	County of Howard GO, Series A, 4.00% due 2/15/2033	1,500,000	1,519,417
	Maryland Department of Housing & Community Development (Green Bond), Series E, 4.35% due 3/1/2036	930,000	969,503
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group), 5.00% due 7/1/2035	3,750,000	4,228,121
	Maryland State Transportation Authority Passenger Facility Charge Revenue AMT, 4.00% due 6/1/2035	3,000,000	3,021,876
	State of Maryland Department of Transportation (Maryland Aviation Administration) (AG) AMT, Series A, 5.00% due 8/1/2034 - 8/1/2035	2,325,000	2,591,730
	Massachusetts — 0.4%
[a]	Massachusetts (Brandeis University) DFA, Series T, 5.00% due 10/1/2055 (put 10/1/2035)	2,800,000	3,227,983
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2027	1,900,000	1,918,696
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series B-2, 5.00% due 12/1/2029	2,000,000	1,980,806
	Massachusetts Port Authority AMT, Series A, 5.00% due 7/1/2035	1,500,000	1,577,706
	Michigan — 1.4%
	City of Detroit GO, 5.00% due 4/1/2036	1,400,000	1,428,795
	Grand Rapids Economic Development Corp. (Michigan Christian Home Obligated Group), 4.75% due 11/1/2030	2,000,000	1,998,406
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2032	215,000	241,734

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	$ 1,730,000	$ 1,741,676
	Michigan Finance Authority (Detroit Public Lighting Authority Utility Users Tax Revenue) (BAM), Series A, 5.00% due 7/1/2036	950,000	1,087,268
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), Series A, 5.00% due 5/15/2032	1,000,000	1,000,949
	Michigan State (Green Bond) HDA,
	Series A,
	3.95% due 12/1/2033	1,585,000	1,638,632
	4.00% due 6/1/2034 - 12/1/2034	2,500,000	2,580,231
	4.10% due 6/1/2035	1,360,000	1,404,191
	4.125% due 12/1/2035	375,000	386,394
[a]	Michigan State Hospital Finance Authority (Corewell Health Obligated Group), Series B2, 5.00% due 8/15/2055 (put 6/1/2035)	5,000,000	5,661,495
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	2,500,000	2,489,990
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	4,300,000	4,340,205
	Wayne State University,
	Series A,
	4.00% due 11/15/2034	1,875,000	1,881,227
	5.00% due 11/15/2036	1,300,000	1,502,844
	Mississippi — 0.3%
	County of Warren (International Paper Co), Series A, 4.20% due 5/1/2034	2,000,000	2,110,110
	Mississippi Business Finance Corp. (Waste Management, Inc.) AMT, 4.25% due 3/1/2027	2,500,000	2,512,662
	Mississippi Home Corp. (FHLMC, FNMA, GNMA), Series A, 3.80% due 6/1/2033	1,315,000	1,356,149
	Missouri — 0.9%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 4/1/2059 (put 4/1/2035)	4,000,000	4,629,916
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.00% due 2/1/2026 - 2/1/2027	1,235,000	1,247,287
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2031	680,000	745,188
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA),
	Series C,
	3.95% due 11/1/2033	1,500,000	1,544,003
	4.00% due 5/1/2034	1,435,000	1,477,628
	4.05% due 11/1/2034	630,000	648,905
	4.10% due 5/1/2035	1,645,000	1,695,253
	4.15% due 11/1/2035	1,525,000	1,572,397
	Series D, 4.40% due 5/1/2036	1,875,000	1,964,385
[a]	Missouri State Environmental Improvement & Energy Resources Authority (Evergy Metro, Inc.) AMT, 4.05% due 5/1/2038 (put 7/1/2030)	2,025,000	2,068,039
	Poplar Bluff R-I School District (AG) COP, 5.00% due 3/1/2031 - 3/1/2033	1,575,000	1,730,591
	Montana — 0.5%
	City of Forsyth (Avista Corp.), Series A, 3.875% due 10/1/2032	6,350,000	6,419,977
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,016,996
	Montana Facility Finance Authority (Billings Clinic Obligated Group), Series A, 4.00% due 8/15/2035	1,225,000	1,253,810
	Montana Facility Finance Authority (Intermountain Healthcare Obligated Group), Series A, 4.00% due 1/1/2036	1,595,000	1,635,082
	Nebraska — 1.1%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	11,500,000	12,207,813
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	7,825,000	8,166,804
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,006,225
	Nevada — 0.8%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2027 - 9/1/2032	1,090,000	1,116,526
	City of Las Vegas GO, Series C, 5.00% due 9/1/2031	1,000,000	1,002,821
	Clark County School District GO, Series A, 4.00% due 6/15/2034	2,500,000	2,536,230
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,000,566
	County of Clark GO, Series C, 4.00% due 7/1/2032	1,985,000	2,065,754
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	2,000,000	2,027,182
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2033	1,125,000	1,241,582
	Truckee Meadows Water Authority, 5.00% due 7/1/2033 (pre-refunded 7/1/2026)	5,070,000	5,131,707
	New Hampshire — 0.3%
	New Hampshire Business Finance Authority (United Illuminating Co.), Series A, 4.50% due 10/1/2033	7,000,000	7,351,428
	New Jersey — 3.8%
[a]	Camden County Improvement Authority (HUD), 5.00% due 3/1/2027 (put 3/1/2026)	3,200,000	3,209,712
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2029 - 11/1/2032	3,630,000	4,082,632
	New Jersey (School Facilities Construction) EDA, 5.00% due 6/15/2028	900,000	951,293
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033 (pre-refunded 6/15/2027)	1,500,000	1,553,295
[a]	New Jersey Housing & Mortgage Finance Agency (Rowan Preservation LLC) (HUD), 3.10% due 7/1/2029 (put 7/1/2028)	1,160,000	1,159,839
	New Jersey Transportation Trust Fund Authority,
	Series 2014-BB-2, 5.00% due 6/15/2030	1,200,000	1,314,110
	Series A, 5.00% due 12/15/2032 - 6/15/2033	7,100,000	7,629,673

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series BB1, 5.00% due 6/15/2033	$ 1,425,000	$ 1,502,855
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	29,985,000	30,285,480
	New Jersey Transportation Trust Fund Authority (Transportation System),
	Series A, 5.00% due 12/15/2026 - 12/15/2034	22,600,000	24,129,670
	Series BB1, 5.00% due 6/15/2031	2,500,000	2,649,972
	New Jersey Turnpike Authority, Series G, 4.00% due 1/1/2033	2,500,000	2,558,260
	New Mexico — 1.0%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032	1,575,000	1,620,840
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan & Joint Water & Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,003,408
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2026	550,000	557,688
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	880,015
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	980,870
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	2,022,418
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	720,000	720,119
	City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2029	950,000	951,564
	County of Sandoval GO, 5.00% due 8/1/2027	210,000	217,840
	Hobbs School District No. 16 (State Aid Withholding) ETM GO, 5.00% due 9/15/2028 - 9/15/2030	1,355,000	1,464,646
	New Mexico Finance Authority (Public Project Revolving Fund), Series A, 5.00% due 6/15/2031	1,000,000	1,001,415
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,500,000	1,516,436
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A,
	4.00% due 8/1/2035	1,190,000	1,195,789
	5.00% due 8/1/2032	1,000,000	1,065,996
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2031	690,000	741,656
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series A Class I, 3.95% due 3/1/2035 - 9/1/2035	715,000	722,412
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2035	1,500,000	1,532,070
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,030,000	1,118,481
	New York — 4.2%
	City of New York GO,
	Series A-1, 5.00% due 9/1/2033	1,300,000	1,473,897
	Series B1, 5.00% due 10/1/2035	2,000,000	2,060,114
	Series C1, 5.00% due 8/1/2032	1,000,000	1,100,644
	Series G-1, 5.00% due 2/1/2035	1,250,000	1,458,082
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,350,000	1,379,449
	Long Island Power Authority, 5.00% due 9/1/2033	400,000	422,776
	Metropolitan Transportation Authority,
	Series B,
	4.00% due 11/15/2026	1,660,000	1,679,483
	5.00% due 11/15/2028	1,230,000	1,252,408
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	3,514,591
	Series B, 5.00% due 11/15/2027	1,845,000	1,923,848
	Series C1, 5.00% due 11/15/2026	2,755,000	2,810,538
	Metropolitan Transportation Authority Dedicated Tax Fund (Green Bond), Series B-2, 4.00% due 11/15/2034	500,000	506,029
[a]	Monroe County Industrial Development Corp. (Andrews Terrace Community Partners LP) (HUD), Series B-2, 5.00% due 7/1/2028 (put 7/1/2027)	4,000,000	4,139,388
[a]	New York City Housing Development Corp. (Green Bond), Series D, 4.30% due 11/1/2063 (put 11/1/2028)	2,250,000	2,270,754
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series AA-2, 5.00% due 6/15/2029	4,495,000	4,702,188
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series B-1, 5.00% due 8/1/2034	1,000,000	1,027,621
	Series F-1, 5.00% due 5/1/2030	3,705,000	3,805,520
	Series F-3, 4.00% due 2/1/2034	4,000,000	4,004,684
	New York State Dormitory (Roswell Park Cancer Institute Corp. Obligated Group) (AG),
	Series A, 5.00% due 7/1/2036	500,000	572,710
	Series A-1, 5.00% due 7/1/2035	500,000	578,253
	New York State Dormitory Authority,
	Series A,
	5.00% due 3/15/2028	370,000	376,045
	5.00% due 3/15/2028 (pre-refunded 9/15/2026)	810,000	823,884
	New York State Dormitory Authority (AG), Series A, 5.00% due 10/1/2032	400,000	422,791
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2032	3,500,000	3,868,791
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2029	1,000,000	1,037,679
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A,
	4.00% due 2/15/2034 - 3/15/2036	6,405,000	6,494,678

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.00% due 3/15/2030	$ 750,000	$ 795,087
	Series A1, 5.00% due 3/15/2031	3,545,000	3,972,265
	Series E, 5.00% due 3/15/2033	2,000,000	2,258,910
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2032 - 3/15/2033	3,465,000	3,523,763
	Series E, 5.00% due 3/15/2029 (pre-refunded 9/15/2028)	2,135,000	2,277,881
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	4,365,000	4,436,067
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series C-2, 5.00% due 3/15/2032	3,715,000	3,847,221
	Port Authority of New York & New Jersey AMT,
	5.00% due 10/15/2035	2,000,000	2,030,240
	Series 207, 5.00% due 9/15/2032	2,000,000	2,074,120
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 248, 4.05% due 10/1/2031	2,035,000	2,086,825
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2034	250,000	256,962
	Triborough Bridge & Tunnel Authority, Series B, 5.00% due 11/15/2031	4,170,000	4,290,017
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond), Series E, 5.00% due 11/15/2032	2,000,000	2,281,714
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2034	200,000	204,062
	North Carolina — 0.9%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
	Series D,
[a]	3.625% due 1/15/2048 (put 6/15/2027)	1,350,000	1,354,313
[a]	5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	7,782,243
	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), 4.20% due 5/1/2034	3,900,000	4,114,715
	North Carolina Housing Finance Agency (Green Bond), Series 51, 3.85% due 7/1/2032	1,495,000	1,521,769
	North Carolina Medical Care Commission (Penick Village Obligated Group),
	Series B-1, 4.75% due 9/1/2029	410,000	410,099
	Series B-2, 4.50% due 9/1/2029	625,000	625,032
	North Carolina Turnpike Authority, 5.00% due 1/1/2030	500,000	527,568
	Raleigh Durham Airport Authority AMT, Series A, 5.00% due 5/1/2034	2,150,000	2,288,256
	North Dakota — 0.3%
	North Dakota Housing Finance Agency (Green Bond),
	Series A,
	4.30% due 1/1/2034	1,500,000	1,590,098
	4.35% due 7/1/2034	1,800,000	1,907,858
	4.375% due 1/1/2035	2,110,000	2,232,726
	4.40% due 7/1/2035	1,240,000	1,310,051
	Ohio — 1.9%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2031 - 11/15/2032 (pre-refunded 11/15/2030)	1,100,000	1,227,025
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group) ETM, 5.00% due 11/15/2027 - 11/15/2030	1,485,000	1,584,667
	City of Cincinnati Water System Revenue, Series C, 4.00% due 12/1/2030	1,000,000	1,009,824
	City of Columbus GO, Series A, 4.00% due 4/1/2031	600,000	608,057
	Cleveland State University (BAM), Series C, 5.00% due 6/1/2036	1,000,000	1,161,450
	Columbus Metropolitan Housing Authority, 4.00% due 12/1/2034	2,500,000	2,535,493
	Columbus Regional Airport Authority AMT, Series A, 5.00% due 1/1/2034 - 1/1/2035	6,235,000	6,988,979
[a]	Columbus-Franklin County Finance Authority (Dering Family Homes Owner LLC), 5.00% due 7/1/2045 (put 2/1/2027)	2,000,000	2,031,504
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.),
[a]	Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	3,765,000	3,880,665
[a]	Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	6,590,000	7,057,422
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2032	375,000	399,831
	County of Hamilton (Life Enriching Communities Obligated Group),
	5.00% due 1/1/2030	750,000	789,876
	5.25% due 1/1/2036	400,000	437,934
	County of Hamilton Sales Tax Revenue, Series A, 4.00% due 12/1/2031	1,100,000	1,110,821
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,515,000	4,594,369
	Ohio Higher Educational Facility Commission (Case Western Reserve University), 4.00% due 12/1/2033	1,255,000	1,266,043
[a]	Ohio Housing Finance Agency (At Main LLC), 3.70% due 11/1/2047 (put 5/1/2028)	1,000,000	1,009,805
	Ohio Water Development Authority, 4.00% due 12/1/2032	2,000,000	2,019,480
	State of Ohio (Cleveland Clinic Health System Obligated Group), Series A, 5.00% due 1/1/2032	800,000	830,067
	West Central Ohio Port Authority (Global Impact STEM Academy), Series A, 5.00% due 12/1/2035	600,000	643,599
	Oklahoma — 2.3%
	Caddo County Educational Facilities Authority (Fort Cobb-Broxton Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2034	3,730,000	3,984,333
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series A, 5.00% due 9/1/2032 - 9/1/2033	11,000,000	12,426,067
	Canadian County Educational Facilities Authority (Yukon Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2029	10,850,000	11,539,489

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Chouteau Educational Facilities Authority (Mayes County ISD No. 32 Chouteau-Mazie), 4.00% due 9/1/2028	$ 975,000	$ 982,363
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 4.00% due 6/1/2030	4,000,000	4,212,256
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD, Series A, 5.00% due 6/1/2032	2,500,000	2,804,870
	Clinton Public Works Authority, 5.00% due 10/1/2030 - 10/1/2032	2,675,000	2,914,995
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	4,400,000	4,602,444
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.50% due 9/1/2034	335,000	349,516
	Mcintosh County Educational Facilities Authority (District No. 1 Eufaula) ISD, 5.00% due 9/1/2035	380,000	416,986
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2026	475,000	479,177
	Oklahoma County Finance Authority (Oklahoma County ISD No. 41 Western Heights), 5.00% due 9/1/2030 - 9/1/2035	4,750,000	5,047,194
	Oregon — 0.6%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	11,780,000	12,964,408
	Pennsylvania — 5.5%
	Allegheny County Airport Authority (AG) AMT, Series A, 5.00% due 1/1/2035	3,500,000	3,922,338
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2031	2,520,000	2,675,968
	Allentown City School District (BAM, State Aid Withholding) GO, Series B, 5.00% due 2/1/2031	3,750,000	4,009,208
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.00% due 6/1/2035 - 6/1/2036	1,330,000	1,448,474
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2031 - 10/1/2032	2,070,000	2,095,538
	City of Philadelphia (Pennsylvania Gas Works) (AG), Series A, 5.00% due 8/1/2030 - 8/1/2032	1,750,000	1,913,125
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2033 - 7/1/2036	7,000,000	7,219,808
	City of Scranton (BAM) GO, 5.00% due 9/1/2028	2,085,000	2,147,079
	Commonwealth Financing Authority (Tobacco Master Settlement Paym), 5.00% due 6/1/2034	1,000,000	1,041,748
	Commonwealth Financing Authority (Tobacco Master Settlement Paym) (BAM), 5.00% due 6/1/2031	10,000,000	10,485,770
	Commonwealth of Pennsylvania GO, 5.00% due 7/15/2030	7,930,000	8,557,445
	Dauphin County General Authority (UPMC Obligated Group), Series A, 5.00% due 6/1/2034	1,375,000	1,381,782
	Geisinger Authority (Geisinger Health System Obligated Group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	3,615,000	3,663,774
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,530,000	3,779,860
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	5,000,000	5,129,450
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2027 - 5/1/2029	3,825,000	3,935,498
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B-2, 3.85% due 4/1/2049 (put 1/15/2026)	1,000,000	999,779
	Pennsylvania (UPMC Obligated Group) EDFA,
[a]	Series 2025A, 5.00% due 3/15/2060 (put 3/15/2035)	12,550,000	13,837,354
	Series A,
	4.00% due 11/15/2035	600,000	602,027
	5.00% due 10/15/2033	1,150,000	1,256,378
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	976,465
	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT,
	Series A,
[a]	3.875% due 8/1/2037 (put 8/3/2026)	8,500,000	8,515,087
[a]	4.00% due 6/1/2041 (put 7/1/2026)	5,000,000	5,006,670
	Pennsylvania Housing Finance Agency (Green Bond), Series 149A, 4.55% due 4/1/2036	4,110,000	4,361,581
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2035	1,750,000	1,782,249
	Pittsburgh Water & Sewer Authority (AG), Series B, 5.00% due 9/1/2033	1,000,000	1,152,992
	School District of Philadelphia (State Aid Withholding) GO,
	Series A, 5.00% due 9/1/2027 - 9/1/2034	1,440,000	1,497,906
	Series F, 5.00% due 9/1/2032	1,000,000	1,009,832
	Sports & Exhibition Authority of Pittsburgh & Allegheny County (Allegheny County Hotel Room Excise Tax Revenue) (AG), Series A, 5.00% due 2/1/2033	4,000,000	4,435,904
	State Public School Building Authority (School District of Philadelphia) (AG, State Aid Withholding), Series A, 5.00% due 6/1/2030 - 6/1/2033	7,550,000	7,682,520
	Rhode Island — 0.2%
[a]	Rhode Island Housing & Mortgage Finance Corp. (FHA) (Green Bond), Series 1-A, 3.60% due 10/1/2054 (put 10/1/2027)	3,000,000	2,990,412
	Rhode Island Student Loan Authority AMT, Series B, 5.00% due 12/1/2032 - 12/1/2033	1,250,000	1,366,884
	South Carolina — 0.8%
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	10,090,000	10,799,559
	South Carolina Jobs (Bishop Gadsden Episcopal Retirement Community Obligated Group) EDA, 5.00% due 4/1/2036	1,270,000	1,365,974
	South Carolina Jobs (Rolling Green Village) EDA, Series A, 5.00% due 12/1/2035	750,000	767,551
	South Carolina Jobs (Wesley Commons Obligated Group) EDA, Series A, 5.00% due 10/1/2035	750,000	769,573
[a]	South Carolina Jobs-EDA (Bon Secours Mercy Health, Inc.), Series B-2, 5.00% due 11/1/2049 (put 11/1/2032)	835,000	924,210
[a]	South Carolina Jobs-EDA (Guaranty: Federal Home Loan Mtg Corp.) (FHLMC), 4.00% due 3/1/2062 (put 3/1/2035)	1,175,000	1,191,665
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	500,000	500,708
	South Dakota — 0.1%
[a]	South Dakota Health & Educational Facilities Authority (Sanford Obligated Group), Series C, 5.00% due 11/1/2051 (put 11/1/2032)	1,250,000	1,398,166
	Tennessee — 3.6%
[a]	Jackson Health Educational & Housing Facility Board (Cottages of Bluecreek LLC) (HUD), 4.00% due 4/1/2045 (put 4/1/2029)	2,000,000	2,023,796

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group) (AG), Series B, 5.00% due 7/1/2033	$ 3,805,000	$ 4,248,518
	Knox County Health Educational & Housing Facility Board (BAM), Series B-1, 5.00% due 7/1/2031 - 7/1/2034	3,570,000	3,956,517
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2031	150,000	163,767
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2034	1,695,000	1,800,665
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board ((HV Land Co. LP), 3.35% due 6/1/2044 (put 12/1/2026)	3,000,000	3,001,932
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Artist Lofts LP), 3.20% due 12/1/2059 (put 12/1/2029)	2,920,000	2,931,438
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2031	1,260,000	1,281,411
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due 6/1/2035	7,000,000	7,909,804
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	14,730,000	14,919,575
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA,
	Series 1A,
	4.30% due 1/1/2034	1,335,000	1,416,970
	4.35% due 7/1/2034	685,000	727,186
	4.40% due 1/1/2035	460,000	488,534
	Tennessee (Green Bond) HDA,
	Series 2A,
	3.80% due 1/1/2032	375,000	381,878
	3.875% due 1/1/2033	475,000	484,214
	3.90% due 7/1/2033	475,000	484,182
	3.95% due 1/1/2034	945,000	964,344
	Tennessee Energy Acquisition Corp. (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 12/1/2035	1,400,000	1,505,056
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	24,310,000	26,145,381
[a]	Williamson County (ECG Wood Duck LP) (HUD) IDB, 5.00% due 5/1/2042 (put 5/1/2027)	2,000,000	2,034,922
	Texas — 11.8%
[a]	Austin Affordable PFC, Inc. (1000 Collinwood West Drive Owner LP) (FNMA), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	800,000	828,220
[a]	Bexar County Housing Finance Corp. (Culebra Road Apartments LP), 4.05% due 3/1/2028 (put 3/1/2026)	2,500,000	2,501,705
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2026 - 9/1/2028	730,000	752,378
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2031 - 11/15/2036	3,925,000	4,342,867
	City of Austin Water & Wastewater System Revenue, 5.00% due 11/15/2033	2,000,000	2,064,012
	City of Conroe GO, Series B, 5.00% due 11/15/2030	1,750,000	1,854,750
[a]	City of Dallas Housing Finance Corp. (Mondello Apartments LLC) (FHA), 5.00% due 8/1/2027 (put 8/1/2026)	1,785,000	1,804,399
	City of Galveston Wharves & Terminal Revenue AMT, Series A, 5.00% due 8/1/2032 - 8/1/2034	6,685,000	7,221,649
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	2,875,000	2,951,837
	City of Houston Airport System Revenue (United Airlines, Inc.) AMT, Series B, 5.50% due 7/15/2036	1,450,000	1,557,900
	City of Houston Airport System Revenue AMT,
	Series A,
	4.00% due 7/1/2036	1,420,000	1,426,565
	5.25% due 7/1/2036	1,000,000	1,134,393
	City of Houston Combined Utility System Revenue, Series B, 4.00% due 11/15/2031	1,725,000	1,741,234
	City of Hutto (AG) GO, 5.00% due 8/1/2033	400,000	441,872
	City of Mansfield GO, Series A, 5.00% due 2/15/2033	1,000,000	1,123,498
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2033	1,025,000	1,151,273
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2032	2,155,000	2,454,597
	City of San Antonio Electric & Gas Systems Revenue,
	4.00% due 2/1/2032	2,500,000	2,505,250
[a]	Series A, 3.20% due 2/1/2055 (put 12/1/2030)	3,500,000	3,525,620
	City of Weslaco (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2036	400,000	458,468
	Clifton Higher Education Finance Corp. (IDEA Public Schools) (PSF-GTD),
	4.00% due 8/15/2033	2,000,000	2,029,882
	5.00% due 8/15/2035	1,020,000	1,161,511
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), Series A, 5.00% due 2/15/2035	2,275,000	2,553,535
	Conroe (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2033	1,050,000	1,051,557
	County of Bexar GO, 4.00% due 6/15/2033 - 6/15/2035	4,750,000	4,806,629
	County of Harris (Harris County Toll Road Revenue), Series B, 5.00% due 8/15/2030 - 8/15/2033	3,370,000	3,370,630
	Fort Bend (PSF-GTD) ISD GO,
	Series B,
[a]	3.80% due 8/1/2055 (put 8/1/2028)	1,000,000	1,025,632
[a]	4.00% due 8/1/2054 (put 8/1/2027)	10,000,000	10,216,640
	Fort Stockton (PSF-GTD) ISD GO, 5.00% due 2/1/2035 - 2/1/2036	1,215,000	1,333,897
	Franklin (PSF-GTD) ISD GO, 4.00% due 2/15/2032	2,000,000	2,001,376
	Frisco (PSF-GTD) ISD GO, 5.00% due 8/15/2033	1,465,000	1,554,756
	Glasscock County (PSF-GTD) ISD GO, 5.00% due 2/15/2034	500,000	518,515

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
[a]	Series B, 5.00% due 6/1/2050 (put 12/1/2028)	$ 2,250,000	$ 2,358,178
[a]	Series C, 5.00% due 7/1/2054 (put 7/1/2029)	650,000	689,824
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), 4.00% due 11/15/2032	1,100,000	1,119,690
	Harris County-Houston Sports Authority (AG), Series B, 5.00% due 11/15/2034	1,000,000	1,139,917
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	2,700,000	2,726,568
[a]	Houston Housing Finance Corp. (Summerdale Apartments LP), 5.00% due 8/1/2041 (put 8/1/2026)	3,650,000	3,693,873
	Hutto (PSF-GTD) ISD GO, Series C, 4.00% due 8/1/2032	1,245,000	1,320,255
[a]	Jacksboro (PSF-GTD) ISD GO, 4.00% due 2/15/2048 (put 8/15/2028)	2,500,000	2,584,712
	Laredo College District Combined Fee Revenue (BAM), 4.00% due 8/1/2033	1,180,000	1,199,820
	Lovejoy (PSF-GTD) ISD GO, 5.00% due 2/15/2036	700,000	815,243
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2035	700,000	765,105
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	1,007,503
	5.25% due 5/15/2033	350,000	397,485
	Medina Valley (PSF-GTD) ISD GO, 5.00% due 2/15/2036	1,410,000	1,624,193
	Memorial City Redevelopment Authority (Houston Reinvestment Zone No. 17) (AG), 5.00% due 9/1/2035	400,000	460,319
	New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group),
	Series 2025B-2, 4.625% due 10/1/2030	2,000,000	2,008,620
	Series 2025B-3, 4.25% due 10/1/2030	1,000,000	1,008,421
	New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group), 5.25% due 1/1/2036	2,000,000	2,180,554
	Newark Higher Education Finance Corp. (Abilene Christian University), Series A, 4.00% due 4/1/2033	1,760,000	1,762,036
	North East (PSF-GTD) ISD GO,
[a]	3.75% due 8/1/2049 (put 8/1/2027)	5,030,000	5,097,985
	4.00% due 8/1/2034	1,500,000	1,524,426
	North Texas Tollway Authority (North Texas Tollway System), Series B, 4.00% due 1/1/2035	500,000	515,673
	Northside (PSF-GTD) ISD GO,
	4.00% due 6/15/2033	1,500,000	1,506,401
[a]	Series B, 3.45% due 8/1/2054 (put 8/1/2027)	2,465,000	2,481,762
	Prosper (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,122,951
	San Antonio (PSF-GTD) ISD GO, 5.00% due 8/15/2033	2,080,000	2,353,664
[a]	San Antonio Housing Trust Public Facility Corp. (Palladium San Antonio Ltd.), 3.45% due 7/1/2029 (put 7/1/2027)	2,000,000	2,012,288
[a]	San Antonio Municipal Facilities Corp. (City of San Antonio), 5.00% due 8/1/2050 (put 8/1/2027)	3,800,000	3,946,175
	Southwest (PSF-GTD) ISD GO, 5.00% due 2/1/2032 - 2/1/2033	2,600,000	2,927,420
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	5,520,000	5,996,332
	Series B, 5.00% due 7/1/2032 - 7/1/2034	10,990,000	11,529,306
[a]	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway Owner LP), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,033,689
	Texas Department of Housing & Community Affairs (GNMA),
	Series B,
	4.30% due 1/1/2034	1,420,000	1,489,293
	4.35% due 7/1/2034 - 1/1/2035	1,475,000	1,546,089
	4.375% due 7/1/2035	715,000	746,930
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2028 - 12/15/2032	67,280,000	72,132,847
	Texas Municipal Gas Acquisition & Supply Corp. VI (Guaranty: Bank of America Corp.), 5.00% due 1/1/2036	4,350,000	4,651,307
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.00% due 5/1/2032 - 5/1/2033	1,700,000	1,915,927
[a]	Texas State Affordable Housing Corp. (FC Juniper Creek Housing LP), 3.75% due 7/1/2044 (put 7/1/2026)	2,000,000	2,005,700
	Texas State Technical College (AG),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,735,762
	5.25% due 8/1/2033	2,300,000	2,601,160
	Texas Water Development Board (State Water Implementation Revenue Fund for Texas),
	4.00% due 10/15/2035	2,925,000	2,942,418
	Series A, 4.00% due 10/15/2034 - 10/15/2035	6,000,000	6,097,801
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	4,830,646
	Utah — 0.4%
	City of Salt Lake City Airport Revenue AMT, Series A, 5.00% due 7/1/2033 - 7/1/2036	4,450,000	4,832,577
[a]	Utah Housing Corp., 3.70% due 8/1/2043 (put 8/1/2027)	1,950,000	1,958,732
[a]	Utah Housing Corp. (Liberty Corner Associates LLC), 3.00% due 9/1/2045 (put 9/1/2029)	590,000	585,392
	Utah Telecommunication Open Infrastructure Agency, 5.25% due 6/1/2033	500,000	569,937
	Virginia — 1.1%
[a]	Arlington County IDA, 3.10% due 12/1/2055 (put 2/1/2027)	1,250,000	1,249,894
[a]	Fairfax County Redevelopment & Housing Authority (Apah Tysons North Four LP), 5.00% due 1/1/2045 (put 1/1/2028)	2,000,000	2,068,382
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	8,350,000	8,447,561

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	Harrisonburg Redevelopment & Housing Authority, 4.00% due 12/1/2028 (put 12/1/2026)	$ 1,615,000	$ 1,632,919
	Virginia Commonwealth Transportation Board,
	4.00% due 5/15/2032	2,500,000	2,509,710
	5.00% due 9/15/2028	2,000,000	2,077,122
	Series A, 4.00% due 5/15/2035	2,000,000	2,037,746
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029 - 1/1/2032	2,640,000	2,785,190
	Washington — 1.6%
	City of Seattle GO, 4.00% due 12/1/2032	1,000,000	1,000,517
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	523,083
	County of Spokane Airport Revenue AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	7,650,000	8,441,119
	King County School District No. 414 (School Bond Guaranteed) GO, 4.00% due 12/1/2033	2,000,000	2,008,466
	Port of Seattle AMT,
	Series B, 5.00% due 7/1/2035	4,000,000	4,457,448
	Series C, 5.00% due 5/1/2034	1,500,000	1,522,173
	State of Washington COP, Series B, 5.00% due 7/1/2032	650,000	683,128
	Vancouver Housing Authority, 4.00% due 8/1/2034	2,500,000	2,497,630
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group),
	Series A1, 5.00% due 8/1/2031	780,000	820,822
[a]	Series B-3, 5.00% due 8/1/2049 (put 8/1/2026)	940,000	941,372
	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), Series B, 5.00% due 10/1/2030	2,500,000	2,611,177
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,500,000	1,511,922
[a]	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP), Series B, 5.00% due 2/1/2028 (put 2/1/2027)	1,000,000	1,022,603
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 5.125% due 7/1/2036	3,000,000	2,968,932
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.125% due 7/1/2033	735,000	787,314
	Washington State Housing Finance Commission (SRMAHMILL LLC) (FNMA), 4.15% due 7/1/2034	1,400,000	1,473,179
	West Virginia — 0.1%
	County of Ohio Special District Excise Tax Revenue (Fort Henry Economic Opportunity Development District Excise Tax Revenue) (AG), Series A, 5.00% due 6/1/2035 - 6/1/2036	1,075,000	1,193,593
	Wisconsin — 1.9%
	City of Milwaukee (AG) GO,
	5.00% due 4/1/2032 - 4/1/2033	4,845,000	5,449,950
	Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,262,841
	County of Waushara GO, Series A, 4.50% due 6/1/2027	1,260,000	1,261,361
	Peshtigo School District, 4.75% due 3/1/2027	2,000,000	2,002,674
	Public Finance Authority (Duke Energy Progress LLC),
[a]	Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	3,005,000	3,008,762
[a]	Series A-2, 3.70% due 10/1/2046 (put 10/1/2030)	1,435,000	1,443,515
	Public Finance Authority (Providence St. Joseph Health Obligated Group),
	Series C,
[a]	4.00% due 10/1/2041 (pre-refunded 10/1/2030)	1,600,000	1,709,157
[a]	4.00% due 10/1/2041 (put 10/1/2030)	2,450,000	2,526,146
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,495,000	1,488,081
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2033	420,000	421,342
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B1, 5.00% due 8/15/2054 (put 7/1/2027)	375,000	378,664
[a]	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series B, 5.00% due 10/1/2054 (put 10/3/2034)	5,470,000	6,114,519
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group), Series A, 5.00% due 8/15/2035	1,000,000	1,154,446
[a]	Wisconsin Housing & EDA (East Washington Apartments LLC), Series I, 5.00% due 11/1/2058 (put 2/1/2027)	2,250,000	2,300,857
[a]	Wisconsin Housing & EDA (Flats at Bishops Woods LP), Series F, 5.00% due 12/1/2027 (put 12/1/2026)	1,000,000	1,019,144
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series B, 3.90% due 9/1/2033	1,815,000	1,873,240
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series B, 3.75% due 5/1/2054 (put 11/1/2026)	1,045,000	1,044,998
	Total Long-Term Municipal Bonds — 95.6% (Cost $1,961,769,178)		2,024,032,828
	Short-Term Municipal Bonds — 3.4%
	Florida — 0.0%
[a]	Hillsborough County (BayCare Obligated Group; LOC TD Bank NA) IDA, Series D, 2.50% due 11/15/2042 (put 1/2/2026)	1,075,000	1,075,000
	Indiana — 0.6%
[a]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays Bank plc), Series J, 2.50% due 11/1/2037 (put 1/2/2026)	11,980,000	11,980,000
	New York — 2.3%
[a]	City of New York (SPA Barclays Bank plc) GO, Series F-5, 2.50% due 6/1/2044 (put 1/2/2026)	16,310,000	16,310,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), Series AA-2, 2.50% due 6/15/2050 (put 1/2/2026)	28,540,000	28,540,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series E-3, 2.50% due 2/1/2045 (put 1/2/2026)	4,535,000	4,535,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Texas — 0.5%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 2.57% due 4/1/2040 (put 1/2/2026)	$10,500,000	$ 10,500,000
	Total Short-Term Municipal Bonds — 3.4% (Cost $72,940,000)		72,940,000
	Total Investments — 99.0% (Cost $2,034,709,178)		$2,096,972,828
	Other Assets Less Liabilities — 1.0%		20,357,006
	Net Assets — 100.0%		$2,117,329,834

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $14,254,959, representing 0.67% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
NMFA	New Mexico Finance Authority
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.